CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012 Successor [Member]	Dec. 30, 2011 Predecessor [Member]
Current Assets:
Cash and cash equivalents	$ 17,505	$ 97,099
Accounts receivable - trade (net of allowance for doubtful accounts of $528 and $6,457)	157,537	128,383
Inventories	251,124	221,225
Prepaid expenses and other current assets	33,463	26,285
Income taxes receivable	16,174	1,123
Deferred income taxes	17,222	16,738
Total current assets	493,025	490,853
Property and equipment, net	61,769	57,728
Goodwill	508,088	344,478
Other intangible assets, net	476,888	134,377
Other assets	9,586	9,022
Total assets	1,549,356	1,036,458
Current Liabilities:
Accounts payable	113,603	109,438
Accrued expenses and other current liabilities	49,378	51,864
Accrued interest	18,230	2,933
Current portion of capital leases	521	669
Total current liabilities	181,732	164,904
Long-Term Liabilities:
Deferred income taxes	190,487	51,776
Long-term debt, net of current portion	813,994	300,000
Capital leases, net of current portion	226	726
Other liabilities	5,447	4,607
Total liabilities	1,191,886	522,013
Commitments and contingencies (see Note 16)
Senior preferred stock; $0.01 par value, 20,000,000 authorized; none outstanding as of December 30, 2011 (Predecessor)	0	0
Stockholders' Equity:
Common stock	15	335
Additional paid-in capital	385,932	599,923
Accumulated deficit	(28,444)	(59,150)
Accumulated other comprehensive (loss) income	(33)	1,688
Treasury stock, at cost,1,962,227 as of December 30, 2011 (Predecessor)	0	(28,351)
Total stockholders' equity	357,470	514,445
Total liabilities and stockholders' equity	$ 1,549,356	$ 1,036,458